Offerings - Offering: 1	Nov. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 189,362,856
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,151.01
Offering Note

1
Title of each class of securities to which the transaction applies: common stock, no par value per share (the “GIFI Common Stock”), of Gulf Island Fabrication, Inc. (the “Company”). In accordance with Rule 0-11 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the maximum number of securities of the Company to which this transaction applies is estimated as of the close of business on November 20, 2025, to be 15,780,238, which consists of: (a) 15,432,725 shares of GIFI Common Stock, which includes all of the shares of GIFI Common Stock issued and outstanding as of November 20, 2025 that are entitled to receive the merger consideration of $12.00 per share (the “Merger Consideration”); and (b) 347,513 restricted stock units outstanding as of November 20, 2025 entitled to receive the Merger Consideration for each share that is covered by the restricted stock units. In accordance with Exchange Act Rule 0-11, the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated, as of November 20, 2025, based on the sum of (a) the product of 15,432,725 shares of GIFI Common Stock multiplied by the Merger Consideration of $12.00 per share; and (b) the product of 347,513 restricted stock units multiplied by the Merger Consideration of $12.00 per share. In accordance with Section 14(g) of the Exchange Act and Exchange Act Rule 0-11, the filing fee was determined as the product of the proposed maximum aggregate value of the transaction multiplied by 0.00013810.